UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 26.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$142,268	$159,927
Series 4273, Class SP, 5.28%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	608,260
Series 4407, Class LN, 3.449%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	161,337	152,120
Series 4637, Class CU, 3.00%, 8/15/44	11,813,959	11,313,417
Series 4677, Class SB, 5.921%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,977,032	3,105,665
Series 4703, Class TZ, 4.00%, 7/15/47	369,969	367,364
Series 4774, Class QD, 4.50%, 1/15/43	19,288,027	19,978,543
Interest Only:(2)
Series 267, Class S5, 3.491%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	13,438,333	2,069,149
Series 2631, Class DS, 4.591%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,512,967	343,321
Series 2953, Class LS, 4.191%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,861,987	127,900
Series 2956, Class SL, 4.491%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,253,129	203,333
Series 3114, Class TS, 4.141%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,358,889	493,692
Series 3153, Class JI, 4.111%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,046,642	483,160
Series 3745, Class SA, 4.241%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,282,114	50,986
Series 3845, Class ES, 4.141%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	204,229	1,347
Series 3969, Class SB, 4.141%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	927,037	29,190
Series 3973, Class SG, 4.141%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,104,066	124,348
Series 4007, Class JI, 4.00%, 2/15/42	2,767,335	520,535
Series 4050, Class IB, 3.50%, 5/15/41	12,365,193	1,668,654
Series 4067, Class JI, 3.50%, 6/15/27	9,817,030	956,180
Series 4070, Class S, 3.591%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	16,652,107	2,460,200
Series 4095, Class HS, 3.591%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	5,147,632	619,118
Series 4109, Class ES, 3.641%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,607	14,961
Series 4109, Class KS, 3.591%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	780,475	19,715
Series 4109, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,459,311	1,008,451
Series 4149, Class S, 3.741%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	4,755,197	707,456
Series 4163, Class GS, 3.691%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,787,327	614,717
Series 4169, Class AS, 3.741%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	5,767,418	789,759
Series 4180, Class GI, 3.50%, 8/15/26	4,220,031	292,956
Series 4188, Class AI, 3.50%, 4/15/28	7,608,732	642,502
Series 4189, Class SQ, 3.641%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	6,836,429	883,822
Series 4203, Class QS, 3.741%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,556,751	574,475
Series 4212, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	9,076,511	441,817
Series 4233, Class GI, 3.50%, 3/15/25	205,670	851
Series 4323, Class CI, 4.00%, 3/15/40	7,199,457	563,921
Series 4332, Class IK, 4.00%, 4/15/44	3,024,354	637,730
Series 4332, Class KI, 4.00%, 9/15/43	2,834,060	452,355
Series 4343, Class PI, 4.00%, 5/15/44	6,134,764	1,270,124
Series 4370, Class IO, 3.50%, 9/15/41	4,081,304	575,603
Series 4381, Class SK, 3.641%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	6,926,425	1,274,921
Series 4388, Class MS, 3.591%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	7,662,315	1,483,556
Series 4408, Class IP, 3.50%, 4/15/44	9,227,979	1,643,198
Series 4452, Class SP, 3.691%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	12,975,111	1,754,256

Security	Principal Amount	Value
Series 4497, Class CS, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	$19,989,785	$3,780,970
Series 4507, Class MI, 3.50%, 8/15/44	11,119,673	1,878,785
Series 4507, Class SJ, 3.671%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	11,381,636	2,087,333
Series 4520, Class PI, 4.00%, 8/15/45	48,374,546	6,754,560
Series 4526, Class PI, 3.50%, 1/15/42	7,121,266	976,375
Series 4528, Class BS, 3.641%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	11,303,193	2,233,652
Series 4629, Class QI, 3.50%, 11/15/46	12,174,562	1,985,536
Series 4637, Class IP, 3.50%, 4/15/44	5,621,985	846,053
Series 4644, Class TI, 3.50%, 1/15/45	10,802,401	1,831,328
Series 4653, Class PI, 3.50%, 7/15/44	5,852,120	772,088
Series 4667, Class PI, 3.50%, 5/15/42	24,344,129	3,213,270
Series 4672, Class LI, 3.50%, 1/15/43	12,087,223	1,504,000
Series 4744, Class IO, 4.00%, 11/15/47	9,288,966	1,850,361
Series 4749, Class IL, 4.00%, 12/15/47	7,664,065	1,666,050
Series 4767, Class IM, 4.00%, 5/15/45	14,768,856	2,163,610
Series 4768, Class IO, 4.00%, 3/15/48	9,732,914	2,125,177
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,576,803	1,012,868
Series 4478, Class PO, 0.00%, 5/15/45	3,441,599	2,837,867

		$101,003,438

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.96%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	$20,310,000	$21,915,694
Series 2017-DNA3, Class M2, 5.01%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	20,306,071	20,755,546
Series 2018-DNA1, Class M2, 4.31%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	7,694,168	7,539,564
Series 2018-DNA2, Class M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4)(5)	16,380,523	16,087,590
Series 2018-DNA3, Class M2, 4.61%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	5,000,000	4,875,147

		$71,173,541

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$273,084	$294,082
Series 1994-42, Class K, 6.50%, 4/25/24	169,060	179,468
Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,924,751	2,051,937
Series 2013-6, Class TA, 1.50%, 1/25/43	2,289,185	2,209,200
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,564,266	4,187,738
Series 2017-76, Class Z, 3.00%, 10/25/57	7,278,996	6,885,104
Series 2018-3, Class FC, 2.86%, (1 mo. USD LIBOR + 0.35%), 2/25/48(4)	46,182,015	45,978,232
Interest Only:(2)
Series 2004-46, Class SI, 3.49%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	3,962,043	461,916
Series 2005-17, Class SA, 4.19%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,352,900	415,154
Series 2005-71, Class SA, 4.24%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,886,016	138,484
Series 2005-105, Class S, 4.19%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,092,611	351,145
Series 2006-44, Class IS, 4.09%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,766,980	291,555
Series 2006-65, Class PS, 4.71%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,758,984	328,244
Series 2006-96, Class SN, 4.69%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,336,140	360,895
Series 2006-104, Class SD, 4.13%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,788,941	290,914
Series 2006-104, Class SE, 4.12%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,192,627	201,423
Series 2007-50, Class LS, 3.94%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,450,312	408,385
Series 2008-26, Class SA, 3.69%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,253,936	490,313
Series 2008-61, Class S, 3.59%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	5,600,126	832,820
Series 2010-99, Class NS, 4.09%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	1,639,519	48,459
Series 2010-124, Class SJ, 3.54%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,214,917	109,675
Series 2010-135, Class SD, 3.49%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	4,894,821	270,666
Series 2011-101, Class IC, 3.50%, 10/25/26	4,644,929	378,388

Security	Principal Amount	Value
Series 2011-101, Class IE, 3.50%, 10/25/26	$3,557,992	$291,896
Series 2011-104, Class IM, 3.50%, 10/25/26	5,840,739	484,221
Series 2012-24, Class S, 2.99%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,484,167	132,686
Series 2012-30, Class SK, 4.04%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	7,510,472	807,089
Series 2012-52, Class DI, 3.50%, 5/25/27	8,964,260	855,809
Series 2012-56, Class SU, 4.24%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	1,042,188	43,404
Series 2012-63, Class EI, 3.50%, 8/25/40	10,986,777	1,061,430
Series 2012-73, Class MS, 3.54%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	7,733,142	451,923
Series 2012-76, Class GS, 3.54%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	5,276,302	339,025
Series 2012-86, Class CS, 3.59%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	3,513,822	227,899
Series 2012-94, Class KS, 4.14%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	13,790,611	1,546,086
Series 2012-94, Class SL, 4.19%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	10,342,958	1,173,637
Series 2012-97, Class PS, 3.64%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	11,522,144	1,647,084
Series 2012-103, Class GS, 3.59%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	8,876,736	578,340
Series 2012-112, Class SB, 3.64%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	9,022,802	1,196,295
Series 2012-124, Class IO, 1.501%, 11/25/42(6)	9,899,898	414,697
Series 2012-139, Class LS, 3.63%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	7,732,512	1,453,112
Series 2012-147, Class SA, 3.59%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	10,196,405	1,793,278
Series 2012-150, Class PS, 3.64%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,092,316	1,187,821
Series 2012-150, Class SK, 3.64%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	14,110,510	1,735,066
Series 2013-11, Class IO, 4.00%, 1/25/43	23,534,736	3,724,982
Series 2013-12, Class SP, 3.14%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,231,576	430,693
Series 2013-15, Class DS, 3.69%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	10,012,895	1,360,172
Series 2013-23, Class CS, 3.74%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,411,014	756,210
Series 2013-54, Class HS, 3.79%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	8,334,319	658,861
Series 2013-64, Class PS, 3.74%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	6,548,045	755,737
Series 2013-66, Class JI, 3.00%, 7/25/43	10,702,132	1,672,163
Series 2013-75, Class SC, 3.74%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	15,492,384	1,307,343
Series 2014-29, Class IG, 3.50%, 6/25/43	3,515,078	405,616
Series 2014-32, Class EI, 4.00%, 6/25/44	3,325,188	686,786
Series 2014-41, Class SA, 3.54%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,067,110	1,538,325
Series 2014-43, Class PS, 3.59%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,360,850	1,298,728
Series 2014-55, Class IN, 3.50%, 7/25/44	10,133,524	1,647,131
Series 2014-64, Class BI, 3.50%, 3/25/44	3,797,216	505,838
Series 2014-67, Class IH, 4.00%, 10/25/44	7,032,234	1,297,948
Series 2014-80, Class CI, 3.50%, 12/25/44	6,269,823	1,019,182
Series 2014-89, Class IO, 3.50%, 1/25/45	10,024,183	1,864,577
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,731,347
Series 2015-14, Class KI, 3.00%, 3/25/45	12,850,790	1,960,275
Series 2015-17, Class SA, 3.69%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	11,088,239	1,622,306
Series 2015-22, Class GI, 3.50%, 4/25/45	6,153,576	1,002,880
Series 2015-31, Class SG, 3.59%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	14,525,512	3,009,622
Series 2015-36, Class IL, 3.00%, 6/25/45	7,421,273	1,158,132
Series 2015-47, Class SG, 3.64%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	8,019,755	1,478,901
Series 2015-52, Class MI, 3.50%, 7/25/45	16,529,341	2,810,170
Series 2015-93, Class BS, 3.64%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	11,295,725	2,144,112
Series 2015-95, Class SB, 3.49%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	15,367,040	2,387,875
Series 2016-1, Class SJ, 3.64%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	21,253,566	3,512,936
Series 2017-46, Class NI, 3.00%, 8/25/42	12,970,597	1,767,562
Series 2018-21, Class IO, 3.00%, 4/25/48	24,196,545	4,346,883

		$134,448,288

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.51%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,610,000	$1,698,837
Series 2017-C06, Class 1M2, 5.16%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	212,953	219,974
Series 2017-C07, Class 1M2, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,178,340	4,238,383
Series 2017-C07, Class 1M2C, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	6,369,567
Series 2018-C01, Class 1M2, 4.76%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	27,026,323	27,290,070
Series 2018-C03, Class 1M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	15,500,000	15,499,070

		$55,315,901

Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,009,464	$2,021,049
Series 2017-110, Class ZJ, 3.00%, 7/20/47	106,028	97,615
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,305,642	2,173,765
Interest Only:(2)
Series 2011-48, Class SD, 4.167%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	2,841,742	86,855
Series 2014-68, Class KI, 0.869%, 10/20/42(6)	11,345,901	421,913
Series 2015-116, Class AS, 3.197%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	8,695,121	924,575
Series 2017-104, Class SD, 3.697%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	15,694,321	2,660,760
Series 2017-121, Class DS, 1.997%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	14,811,576	981,963
Series 2017-137, Class AS, 1.997%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	21,767,141	1,511,885

		$10,880,380

Total Collateralized Mortgage Obligations (identified cost $422,089,243)		$372,821,548

Mortgage Pass-Throughs — 0.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(7)	$505,793	$512,568
4.456%, (COF + 1.25%), with maturity at 2030(7)	159,944	169,312
7.00%, with various maturities to 2036	1,763,563	1,961,874
8.00%, with maturity at 2026	148,293	151,502

		$2,795,256

Federal National Mortgage Association:
3.632%, (COF + 1.25%), with maturity at 2035(7)	$388,058	$399,767
4.006%, (COF + 1.77%), with maturity at 2035(7)	1,116,359	1,173,617
6.00%, with various maturities to 2032	484,273	535,509
6.50%, with maturity at 2036	918,350	1,015,731
7.00%, with various maturities to 2037	815,895	903,309
8.50%, with maturity at 2032	228,664	267,221
9.50%, with maturity at 2028	259,473	283,423

		$4,578,577

Total Mortgage Pass-Throughs (identified cost $7,202,348)		$7,373,833

Commercial Mortgage-Backed Securities — 2.6%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.434%, 12/10/54(5)(6)	$800,000	$719,271
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.118%, 3/10/48(5)(6)	5,000,000	4,597,145
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.664%, 4/15/47(5)(6)	2,081,000	1,893,889
Series 2014-C22, Class D, 4.558%, 9/15/47(5)(6)	3,430,000	2,977,189
Series 2014-C23, Class D, 3.978%, 9/15/47(5)(6)	1,500,000	1,366,526
Series 2014-C25, Class D, 3.945%, 11/15/47(5)(6)	8,045,000	6,910,208
Series 2015-C29, Class D, 3.67%, 5/15/48(6)	2,500,000	2,023,480
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.337%, 8/15/46(5)(6)	5,000,000	4,149,518
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,421,345
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(5)	4,590,000	4,057,536
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	6,110,598

Total Commercial Mortgage-Backed Securities (identified cost $38,989,653)		$36,226,705

Asset-Backed Securities — 15.8%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,911,258
American Money Management Corporation
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,937,496
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,964,399
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	3,797,652
Series 2015-2A, Class E2, 7.952%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(5)	4,500,000	4,369,374
Series 2015-2A, Class F, 9.252%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(5)	2,000,000	1,806,288
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,818,245
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	987,489
Bain Capital Credit CLO
Series 2017-2A, Class E, 9.121%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,218,118
Series 2018-1A, Class E, 8.122%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,255,252
Barings CLO, Ltd.
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,935,910
Series 2017-1A, Class E, 8.78%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,798,920
Series 2018-1A, Class D, 8.287%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	4,697,080
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,673,600
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,867,964
Series 2018-14A, Class E, 8.111%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,753,829
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,980,066
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,811,852

Security	Principal Amount	Value
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 8.161%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	$2,000,000	$1,865,556
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	966,601
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	716,267
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	932,865
Series 2017-1A, Class E, 9.037%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	957,036
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,848,812
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	976,915
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,862,174
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,825,982
Series 2015-5A, Class C, 6.811%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(5)	4,000,000	4,000,870
Series 2015-5A, Class D, 8.861%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(5)	2,000,000	2,003,998
Series 2015-5A, Class DR, (3 mo. USD LIBOR + 6.70%), 1/20/32(5)(8)	3,500,000	3,430,000
Series C17A, Class DR, 8.52%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	2,905,515
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.361%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,979,314
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,909,110
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,883,408
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	932,970
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 5.411%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,679,025
Series 2015-21A, Class ER, 8.011%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,647,672
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,885,028
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.761%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,817,093
Series 2018-37A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,776,866
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 9.28%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,841,948
ICG US CLO, Ltd.
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	924,371
Invitation Homes Trust
Series 2017-SFR2, Class E, 4.758%, (1 mo. USD LIBOR + 2.25%), 12/17/36(4)(5)	3,606,707	3,616,113
Series 2018-SFR1, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,693,000	4,640,420
Series 2018-SFR2, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	14,961,573
Series 2018-SFR3, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	13,000,000	12,898,504
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 6.361%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,504,842
Series 2015-17A, Class ER, 9.261%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	4,975,110
Neuberger Berman CLO, Ltd.
Series 2013-14A, Class ER, 9.215%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4)(5)	1,750,000	1,726,659
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,916,058
Series 2018-30A, Class E, 9.51%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,973,798
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 8.146%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(5)	3,000,000	2,947,662
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,426,512
Series 2015-1A, Class DR, 8.846%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(5)	2,000,000	1,949,628
Series 2015-2A, Class CR, 6.476%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(5)	5,000,000	4,945,350
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,621,768
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,349,705

Security	Principal Amount	Value
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 5.36%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	$9,000,000	$9,018,558
Series 2018-GT2, Class A, 5.16%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	7,272,000	7,285,493
Recette CLO, LLC
Series 2015-1A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(5)	4,500,000	4,423,747
Series 2015-1A, Class F, 10.211%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,876,838
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.773%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,891,871
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,865,903
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,909,188
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,973,304
Upland CLO, Ltd.
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,905,238
Vibrant CLO, Ltd.
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,906,138
Voya CLO, Ltd.
Series 2013-1A, Class DR, 9.267%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,891,910
Series 2014-1A, Class DR2, 8.78%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,891,186
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,934,970
Series 2018-2A, Class E, 8.037%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	910,216
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 9.061%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,953,986
Series 2017-1A, Class E, 9.20%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,963,518

Total Asset-Backed Securities (identified cost $227,604,316)		$222,910,934

Small Business Administration Loans (Interest Only)(9) — 5.2%

Security	Principal Amount	Value
0.657%, 3/15/30	$2,907,394	$68,498
0.73%, 7/15/31	3,375,834	86,128
0.932%, 5/15/42	1,680,304	60,903
0.98%, 4/15/32	1,639,984	54,692
1.132%, 10/14/36	3,351,757	130,635
1.309%, 4/15/42 to 7/15/42	12,193,115	638,940
1.336%, 9/15/41	1,970,697	101,286
1.382%, 6/15/41	3,237,133	157,072
1.48%, 4/15/34	1,230,324	65,078
1.49%, 7/15/36	1,197,892	58,062
1.507%, 7/15/36	1,366,898	64,620
1.559%, 3/16/42 to 7/15/42	4,285,808	256,944
1.586%, 8/28/36 to 10/21/36	4,590,163	237,496
1.609%, 12/15/41 to 7/15/42	12,446,585	783,938
1.632%, 9/15/41 to 6/15/42	3,473,314	222,404
1.682%, 4/15/41 to 5/15/42	5,951,034	380,269
1.73%, 10/15/33	1,852,764	110,197
1.732%, 11/21/41	1,266,941	84,395
1.738%, 5/15/36	3,792,274	214,009

Security	Principal Amount	Value
1.803%, 11/15/33	$1,623,624	$97,979
1.809%, 12/21/41 to 11/15/42	9,153,238	730,599
1.836%, 11/9/36 to 2/15/40	3,176,896	190,994
1.859%, 12/28/41 to 6/15/42	19,120,737	1,366,930
1.882%, 11/19/36 to 12/15/36	5,048,266	310,876
1.909%, 2/15/42 to 7/15/42	12,308,490	986,814
1.934%, 7/15/42	1,798,516	139,621
1.959%, 11/29/30 to 8/15/42	9,006,680	708,861
1.982%, 10/15/37	1,107,510	67,104
2.032%, 2/15/42 to 5/15/42	4,811,368	410,114
2.055%, 1/15/38	1,164,846	76,265
2.059%, 5/15/42 to 7/15/42	5,242,516	426,879
2.109%, 4/15/33 to 7/15/42	7,413,530	594,748
2.159%, 5/15/42 to 6/15/42	6,499,229	578,812
2.209%, 8/15/42	3,366,333	308,605
2.232%, 1/15/41 to 1/15/42	4,862,477	418,607
2.282%, 11/1/29	1,500,888	116,520
2.309%, 4/15/42 to 7/15/42	5,342,227	512,424
2.359%, 1/11/42 to 6/15/42	24,462,368	2,230,205
2.382%, 6/15/42	1,761,310	160,225
2.386%, 7/15/40	1,460,709	110,552
2.405%, 3/15/39	949,431	76,013
2.409%, 1/15/38 to 7/15/42	24,401,392	2,306,727
2.432%, 3/15/41 to 6/15/42	4,991,706	445,088
2.459%, 12/15/26 to 8/15/42	14,036,964	1,324,572
2.482%, 2/23/41	1,141,717	104,621
2.509%, 5/15/27	1,134,281	72,258
2.532%, 11/15/42	1,695,852	177,810
2.557%, 1/15/41	1,147,778	98,523
2.559%, 7/15/42	2,207,931	245,020
2.586%, 4/15/36	1,451,820	121,869
2.609%, 5/15/33 to 7/15/42	13,402,852	1,398,086
2.632%, 4/15/41	1,283,266	123,956
2.636%, 5/15/41	1,456,209	132,123
2.659%, 6/15/36 to 7/15/42	6,268,412	662,290
2.682%, 2/15/41 to 4/15/42	6,811,999	701,421
2.709%, 5/15/27 to 9/15/42	28,862,376	3,167,076
2.732%, 8/15/42	1,248,175	169,922
2.859%, 5/15/32 to 7/15/42	21,918,282	2,529,880
2.882%, 8/16/42	49,757,842	6,258,840
2.886%, 8/15/40	1,067,494	105,516
2.903%, 11/2/42	21,677,950	2,700,097
2.909%, 12/15/41 to 7/15/42	13,448,576	1,619,166
2.932%, 4/15/41 to 7/15/42	4,327,937	460,052
2.936%, 7/15/42	3,663,604	427,458
2.949%, 8/15/42	1,872,804	235,717
2.959%, 2/15/27 to 1/15/43	17,464,093	1,964,878
2.982%, 2/15/41 to 7/15/42	9,012,506	1,161,088
2.984%, 5/15/42 to 6/15/42	4,193,723	548,662
3.032%, 7/15/41 to 6/15/42	7,011,530	822,012
3.109%, 12/15/41 to 8/15/42	10,934,619	1,377,587
3.128%, 6/15/32	675,103	81,893
3.155%, 1/15/43	3,592,951	466,013

Security	Principal Amount		Value
3.159%, 4/15/42 to 7/15/42		$19,828,424	$2,552,665
3.185%, 8/15/39		1,588,569	156,241
3.209%, 12/15/26 to 10/15/42		21,001,962	2,502,979
3.232%, 7/15/37 to 4/15/42		5,279,146	591,896
3.236%, 7/15/28 to 4/15/42		2,894,398	326,948
3.282%, 6/21/26 to 7/15/42		10,768,514	1,275,348
3.359%, 2/15/42 to 7/15/42		5,763,301	735,300
3.409%, 4/15/42 to 12/15/42		6,100,240	863,114
3.432%, 11/7/39 to 2/15/42		3,622,602	495,997
3.459%, 2/15/27 to 8/15/42		19,504,778	2,451,749
3.482%, 5/15/36 to 7/15/42		5,897,169	848,437
3.532%, 4/15/23 to 8/15/42		4,243,376	457,434
3.609%, 5/15/32 to 6/15/42		14,608,526	2,143,156
3.635%, 8/15/41		2,684,065	365,481
3.636%, 2/15/41 to 12/15/41		2,054,697	286,386
3.659%, 5/15/42 to 7/15/42		12,789,403	1,969,602
3.682%, 11/15/31 to 5/15/42		6,949,365	997,145
3.709%, 1/15/24 to 8/15/42		37,961,100	4,675,135
3.732%, 12/15/36 to 4/15/42		9,167,650	1,313,025
3.782%, 11/15/26 to 6/15/42		11,905,139	1,430,218

Total Small Business Administration Loans (Interest Only) (identified cost $70,972,348)			$72,843,790

Senior Floating-Rate Loans — 1.6%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Drugs — 0.2%
Bausch Health Companies, Inc., Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		$2,123	$2,103,837

			$2,103,837

Equipment Leasing — 0.7%
Delos Finance S.a.r.l., Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		$10,000	$9,995,540

			$9,995,540

Financial Services — 0.2%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(11)	EUR	1,000	$1,130,521
Yapi ve Kredi Bankasi AS, Term Loan, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(11)(12)	EUR	1,400	1,562,696

			$2,693,217

Food Service — 0.1%
Aramark Services, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 28, 2024		$1,975	$1,964,534

			$1,964,534

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,536	$4,492,657

			$4,492,657

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$721	$717,601

			$717,601

Total Senior Floating-Rate Loans (identified cost $22,013,809)			$21,967,386

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(13)		$1,810	$1,823,884

Total Nigeria			$1,823,884

Total Sovereign Loans (identified cost $1,802,948)			$1,823,884

Foreign Government Bonds — 28.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(4)	ARS	1,338	$33,766
Provincia de Buenos Aires, 6.50%, 2/15/23(14)	USD	1,250	1,087,500
Provincia de Buenos Aires, 9.125%, 3/16/24(14)	USD	500	456,505
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(4)	ARS	1,365	34,522
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(4)(5)(14)	ARS	6,170	156,041

Total Argentina			$1,768,334

Iceland — 2.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	894,580	$7,326,295
Republic of Iceland, 6.50%, 1/24/31	ISK	2,138,093	19,844,384
Republic of Iceland, 8.00%, 6/12/25	ISK	1,331,322	12,701,404

Total Iceland			$39,872,083

Indonesia — 3.0%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,432,557
Indonesia Government Bond, 7.50%, 5/15/38	IDR	225,000,000	14,692,431
Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,229,000	25,883,686

Total Indonesia			$42,008,674

Japan — 7.7%
Japan Government CPI Linked Bond, 0.10%, 3/10/27(15)	JPY	8,755,144	$83,190,948
Japan Government CPI Linked Bond, 0.10%, 3/10/28(15)	JPY	2,623,244	24,870,545

Total Japan			$108,061,493

Security	Principal Amount (000’s omitted)		Value
Mongolia — 0.0%(16)
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(14)	USD	200	$200,400

Total Mongolia			$200,400

New Zealand — 5.9%
New Zealand Government Bond, 2.00%, 9/20/25(14)(15)	NZD	43,161	$31,806,253
New Zealand Government Bond, 2.50%, 9/20/35(14)(15)	NZD	604	486,220
New Zealand Government Bond, 3.00%, 9/20/30(14)(15)	NZD	62,458	51,437,324

Total New Zealand			$83,729,797

Peru — 4.5%
Peru Government Bond, 6.35%, 8/12/28	PEN	201,160	$63,831,892

Total Peru			$63,831,892

Serbia — 1.5%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,543,226
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,014,207

Total Serbia			$20,557,433

Sri Lanka — 0.6%
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	40,000	$213,084
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	163,250
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	1,948,805
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	655,819
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,126,384
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	433,614
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	62,197
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	453,000	2,552,480

Total Sri Lanka			$8,155,633

Thailand — 2.1%
Thailand Government Bond, 1.25%, 3/12/28(14)(15)	THB	990,443	$29,554,876

Total Thailand			$29,554,876

Total Foreign Government Bonds (identified cost $398,007,233)			$397,740,615

Foreign Corporate Bonds — 3.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
Pampa Energia SA, 7.50%, 1/24/27(14)	USD	2,000	$1,785,000
YPF SA, 51.729%, (BADLAR + 4.00%), 7/7/20(4)(14)	USD	1,250	502,625

Total Argentina			$2,287,625

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(14)	USD	1,500	$1,552,035

Total Bahrain			$1,552,035

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(14)	USD	1,900	$1,920,710

Total Belarus			$1,920,710

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Unigel Luxembourg SA, 10.50%, 1/22/24(14)	USD	2,000	$2,100,000

Total Brazil			$2,100,000

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(14)	EUR	1,200	$1,302,969

Total Bulgaria			$1,302,969

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(14)	USD	1,500	$1,421,250

Total Canada			$1,421,250

China — 0.3%
21Vianet Group, Inc., 7.00%, 8/17/20(14)	USD	1,500	$1,490,625
CAR, Inc., 6.125%, 2/4/20(14)	USD	1,000	992,000
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(14)	USD	500	480,256
KWG Group Holdings, Ltd., 6.00%, 9/15/22(14)	USD	550	520,108
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(14)	USD	500	496,128
Times China Holdings, Ltd., 6.25%, 1/17/21(14)	USD	500	494,955

Total China			$4,474,072

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(14)	USD	2,000	$2,020,000

Total Colombia			$2,020,000

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(14)	USD	2,000	$1,862,500

Total El Salvador			$1,862,500

Georgia — 0.1%
JSC Georgia Capital, 6.125%, 3/9/24(14)	USD	1,650	$1,501,500

Total Georgia			$1,501,500

Honduras — 0.0%(16)
Inversiones Atlantida SA, 8.25%, 7/28/22(14)	USD	610	$616,100

Total Honduras			$616,100

Hong Kong — 0.2%
CITIC, Ltd., 6.625%, 4/15/21(14)	USD	1,000	$1,061,230
CNAC HK Finbridge Co., Ltd., 4.125%, 3/14/21(14)	USD	1,000	1,004,096

Total Hong Kong			$2,065,326

Iceland — 0.1%
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)	EUR	900	$1,003,098

Total Iceland			$1,003,098

Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21(14)	USD	1,000	$1,032,936

Total Indonesia			$1,032,936

Mexico — 0.5%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26	USD	1,730	$1,730,000
Cydsa SAB de CV, 6.25%, 10/4/27(14)	USD	1,000	924,190
Grupo Kaltex SA de CV, 8.875%, 4/11/22(14)	USD	1,750	1,163,767

Security	Principal Amount (000’s omitted)		Value
Grupo KUO SAB De CV, 5.75%, 7/7/27(14)	USD	1,326	$1,273,093
Grupo Televisa SAB, 7.25%, 5/14/43	MXN	28,430	987,038
Petroleos Mexicanos, 5.50%, 1/21/21	USD	1,000	1,005,750

Total Mexico			$7,083,838

Netherlands — 0.1%
Metinvest BV, 7.75%, 4/23/23(14)	USD	1,600	$1,529,806

Total Netherlands			$1,529,806

Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(14)	USD	2,000	$2,052,500

Total Nigeria			$2,052,500

Panama — 0.1%
Promerica Financial Corp., 9.70%, 5/14/24(14)	USD	1,300	$1,327,625

Total Panama			$1,327,625

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(14)	USD	1,500	$1,428,075

Total Saudi Arabia			$1,428,075

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(14)	USD	1,000	$904,623
Puma International Financing SA, 5.125%, 10/6/24(14)	USD	1,100	968,660

Total Singapore			$1,873,283

Spain — 0.1%
Atento Luxco 1 SA, 6.125%, 8/10/22(14)	USD	1,300	$1,277,250

Total Spain			$1,277,250

Turkey — 0.1%
Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20(14)	USD	800	$793,824

Total Turkey			$793,824

Ukraine — 0.1%
MHP Lux SA, 6.95%, 4/3/26(14)	USD	1,500	$1,350,000
MHP SE, 7.75%, 5/10/24(14)	USD	200	192,988

Total Ukraine			$1,542,988

United Kingdom — 0.1%
Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(14)	USD	1,000	$942,500

Total United Kingdom			$942,500

Total Foreign Corporate Bonds (identified cost $45,955,412)			$45,011,810

Common Stocks — 0.3%

Security	Shares		Value
Iceland — 0.3%
Arion Banki HF(5)		2,497,017	$1,651,856
Eik Fasteignafelag HF(17)		3,180,300	228,700

Security	Shares	Value
Eimskipafelag Islands HF	326,400	$562,147
Hagar HF	1,349,100	504,167
Reginn HF(17)	1,843,700	334,194
Reitir Fasteignafelag HF	875,500	535,229
Siminn HF	13,623,900	427,901
Sjova-Almennar Tryggingar HF	1,663,744	202,804

Total Iceland		$4,446,998

Total Common Stocks (identified cost $6,203,464)		$4,446,998

Closed-End Funds — 3.8%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,000,336	$10,013,363
BlackRock Multi-Sector Income Trust	675,742	11,244,347
Brookfield Real Assets Income Fund, Inc.	188,718	3,972,514
MFS Multimarket Income Trust	1,093,200	6,132,852
Nuveen Global High Income Fund	456,000	6,785,280
PGIM Global Short Duration High Yield Fund, Inc.	293,307	4,062,302
Wells Fargo Income Opportunities Fund	669,620	5,182,859
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,224,889

Total Closed-End Funds (identified cost $58,602,255)		$53,618,406

Other — 3.0%

Security	Principal Amount/Shares	Value
Reinsurance — 3.0%
Altair V Reinsurance(11)(17)(18)(19)	1,932	$154,547
Altair VI Reinsurance(11)(17)(18)(19)	1,000	3,637,339
Blue Lotus Re, Ltd.(11)(17)(18)(19)	6,000	6,312,000
Eden Re II, Ltd., 0.00%(5)(11)(19)	$125,000	190,800
Eden Re II, Ltd., 0.00%(5)(11)(19)	$500,000	504,250
Eden Re II, Ltd., 0.00%(5)(11)(19)	$9,500,000	9,575,050
Eden Re II, Ltd., 0.00%(5)(11)(19)	$375,000	595,050
Eden Re II, Ltd., 0.00%(5)(11)(19)	$574,114	303,362
Mt. Logan Re, Ltd.(11)(17)(18)(19)	2,000	1,906,856
Mt. Logan Re, Ltd.(11)(17)(18)(19)	10,000	8,668,090
Sussex Capital, Ltd.(11)(17)(18)(19)	6,000	6,000,000
Versutus Re, Ltd.(11)(17)(18)(19)	4,000	4,000,000

Total Other (identified cost $43,688,860)		$41,847,344

Short-Term Investments — 4.3%

Foreign Government Securities — 2.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.5%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	150,025	$8,468,981
Egypt Treasury Bill, 0.00%, 2/26/19	EGP	239,075	13,353,795
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	200,525	10,376,999
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	47,675	2,475,101

Total Egypt			$34,674,876

Total Foreign Government Securities (identified cost $34,351,019)			$34,674,876

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/14/19(20)		$10,500	$10,491,128

Total U.S. Treasury Obligations (identified cost $10,491,128)			$10,491,128

Other — 1.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(21)		15,801,529	$15,801,529

Total Other (identified cost $15,801,529)			$15,801,529

Total Short-Term Investments (identified cost $60,643,676)			$60,967,533

Total Purchased Options and Swaptions — 1.5% (identified cost $24,806,867)			$22,068,252

Total Investments — 96.5% (identified cost $1,428,582,432)			$1,361,669,038

Total Written Options — (0.0)%(16) (premiums received $389,497)			$(49,200)

Other Assets, Less Liabilities — 3.5%			$49,891,202

Net Assets — 100.0%			$1,411,511,040

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $291,053,305 or 20.6% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(8)	When-issued, variable rate security whose rate will be determined after January 31, 2019.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $155,471,043 or 11.0% of the Portfolio’s net assets.

(15)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(16)	Amount is less than 0.05% or (0.05)%, as applicable.

(17)	Non-income producing security.

(18)	Restricted security.

(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $70,179.

Purchased Currency Options — 0.1%
Description	Counterparty	Notional Amount		Exercise Price	Expiration Date	Value
Call GBP/Put USD	Goldman Sachs International	GBP	38,000,000	USD 1.31	7/22/19	$1,812,260
Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK 9.96	4/15/19	10,568
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK 9.96	4/15/19	6,869
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK 9.58	4/12/19	4,739
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK 9.96	4/12/19	9,830
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK 9.96	4/12/19	4,915
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK 9.96	4/12/19	4,915
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,610,000	SEK 9.56	4/23/19	4,620
Call SEK/Put EUR	Deutsche Bank AG	EUR	12,650,000	SEK 9.56	4/23/19	3,518
Put EUR/Call USD	Citibank, N.A.	EUR	21,000,000	USD 1.12	2/1/19	385

Total						$1,862,619

Purchased Interest Rate Swaptions — 1.2%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,511,459
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	4,526,381
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,637,708
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	4,995,850

Total				$17,671,398

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/ Spread	Expiration Date	Value
2-year 10 CMS Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000	0.135%	8/2/21	$1,522,278
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	13,452,853	EUR 3,100.00	5/3/22	954,557
E-mini S&P 500 Index Futures 3/20/19	Citibank, N.A.	164	USD	22,176,900	USD 2,835.00	3/15/19	57,400

Total							$2,534,235

Written Put Options — (0.0)%(16)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-mini S&P 500 Index Futures 3/2019	Citibank, N.A.	164	USD 22,176,900	USD 2,405.00	3/15/19	$(49,200)

Total						$(49,200)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,678,200	USD	10,976,143	Standard Chartered Bank	2/1/19	$101,520	$—
EUR	17,888,025	USD	20,437,963	Standard Chartered Bank	2/1/19	36,662	—
EUR	3,135,500	USD	3,559,859	Standard Chartered Bank	2/1/19	29,033	—
EUR	5,074,325	USD	5,799,192	Standard Chartered Bank	2/1/19	8,878	—
GBP	18,960,000	USD	24,765,552	Citibank, N.A.	2/1/19	102,370	—
NZD	13,137,000	USD	8,964,689	Citibank, N.A.	2/1/19	115,607	—
NZD	499,000	USD	340,518	Citibank, N.A.	2/1/19	4,391	—
USD	21,145,793	EUR	17,888,025	Standard Chartered Bank	2/1/19	671,167	—
USD	3,582,466	EUR	3,135,500	Standard Chartered Bank	2/1/19	—	(6,426)
USD	5,797,670	EUR	5,074,325	Standard Chartered Bank	2/1/19	—	(10,400)
USD	11,057,827	EUR	9,678,200	Standard Chartered Bank	2/1/19	—	(19,836)
USD	24,707,682	GBP	18,898,000	Standard Chartered Bank	2/1/19	—	(78,921)
USD	81,040	GBP	62,000	Standard Chartered Bank	2/1/19	—	(279)
USD	328,324	NZD	499,000	HSBC Bank USA, N.A.	2/1/19	—	(16,585)
USD	8,643,673	NZD	13,137,000	HSBC Bank USA, N.A.	2/1/19	—	(436,623)
AUD	2,760,000	USD	1,957,116	Australia and New Zealand Banking Group Limited	2/4/19	49,128	—
BRL	62,214,299	USD	16,757,647	Standard Chartered Bank	2/4/19	300,452	—
BRL	42,509,000	USD	11,640,242	Standard Chartered Bank	2/4/19	15,000	—
BRL	19,705,299	USD	5,395,903	UBS AG	2/4/19	6,953	—
NZD	4,145,000	USD	2,869,584	Citibank, N.A.	2/4/19	—	(4,559)
NZD	157,000	USD	108,691	Citibank, N.A.	2/4/19	—	(173)
USD	2,007,900	AUD	2,760,000	Citibank, N.A.	2/4/19	1,656	—
USD	17,036,145	BRL	62,214,299	Standard Chartered Bank	2/4/19	—	(21,954)
USD	11,447,152	BRL	42,509,000	Standard Chartered Bank	2/4/19	—	(208,090)
USD	5,297,123	BRL	19,705,299	UBS AG	2/4/19	—	(105,733)
USD	102,600	NZD	157,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(5,918)
USD	2,708,778	NZD	4,145,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(156,246)
TRY	24,000,000	USD	4,523,352	Standard Chartered Bank	2/8/19	103,208	—
AUD	16,000,000	USD	11,683,680	Australia and New Zealand Banking Group Limited	2/11/19	—	(52,160)
ILS	109,230,000	USD	30,013,189	JPMorgan Chase Bank, N.A.	2/11/19	46,005	—
USD	29,272,411	ILS	109,230,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(786,783)
USD	12,227,580	NZD	18,000,000	Australia and New Zealand Banking Group Limited	2/11/19	—	(216,182)
SEK	155,676,000	EUR	15,164,158	Citibank, N.A.	2/12/19	—	(152,795)
USD	11,579,432	NZD	17,039,000	HSBC Bank USA, N.A.	2/13/19	—	(200,507)
USD	18,141,495	NZD	26,695,000	HSBC Bank USA, N.A.	2/13/19	—	(314,134)
ARS	9,300,000	USD	240,497	BNP Paribas	2/19/19	4,891	—
SEK	162,162,000	EUR	15,795,950	Citibank, N.A.	2/19/19	—	(159,946)
TRY	37,000,000	USD	6,797,106	HSBC Bank USA, N.A.	2/19/19	291,671	—
TRY	16,883,000	USD	3,040,886	Standard Chartered Bank	2/19/19	193,704	—
USD	205,116	ARS	7,858,000	BNP Paribas	2/19/19	—	(2,223)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	277,003	ARS	10,612,000	BNP Paribas	2/19/19	$—	$(3,002)
AUD	2,270,401	USD	1,660,946	Australia and New Zealand Banking Group Limited	2/20/19	—	(10,199)
USD	1,710,948	NZD	2,495,385	Australia and New Zealand Banking Group Limited	2/20/19	—	(14,514)
EUR	8,371,975	USD	9,583,065	Goldman Sachs International	2/21/19	13,189	—
EUR	2,105,426	USD	2,407,498	Goldman Sachs International	2/21/19	5,816	—
EUR	5,295,000	USD	6,207,699	Goldman Sachs International	2/21/19	—	(138,383)
USD	9,815,052	EUR	8,371,975	Goldman Sachs International	2/21/19	218,799	—
USD	1,509,043	EUR	1,318,500	Goldman Sachs International	2/21/19	—	(2,268)
USD	2,387,947	EUR	2,109,000	Goldman Sachs International	2/21/19	—	(29,463)
GBP	18,960,000	USD	24,538,316	Citibank, N.A.	2/25/19	356,333	—
USD	24,795,509	GBP	18,960,000	Citibank, N.A.	2/25/19	—	(99,140)
USD	3,073,038	NZD	4,522,000	Citibank, N.A.	2/25/19	—	(54,106)
USD	3,934,060	NZD	5,789,000	Citibank, N.A.	2/25/19	—	(69,266)
IDR	21,793,265,881	USD	1,485,466	Goldman Sachs International	2/28/19	74,978	—
USD	7,622,107	KRW	8,581,730,000	Goldman Sachs International	2/28/19	—	(96,751)
USD	3,777,325	KRW	4,252,890,000	Standard Chartered Bank	2/28/19	—	(47,948)
USD	6,101,475	KRW	6,865,380,000	Standard Chartered Bank	2/28/19	—	(73,608)
USD	720,657	MXN	13,735,471	Goldman Sachs International	2/28/19	4,868	—
USD	147,859	NZD	215,331	Australia and New Zealand Banking Group Limited	2/28/19	—	(1,062)
USD	1,992,641	NZD	2,901,950	Australia and New Zealand Banking Group Limited	2/28/19	—	(14,310)
USD	31,254,237	PEN	106,030,000	The Bank of Nova Scotia	2/28/19	—	(585,465)
AUD	2,591,704	USD	1,899,628	Australia and New Zealand Banking Group Limited	3/4/19	—	(14,915)
IDR	470,000,000,000	USD	32,548,476	JPMorgan Chase Bank, N.A.	3/4/19	1,107,091	—
ILS	109,110,000	USD	29,607,218	Goldman Sachs International	3/4/19	458,502	—
USD	10,929,505	IDR	157,822,053,979	JPMorgan Chase Bank, N.A.	3/4/19	—	(371,752)
USD	32,397,143	IDR	467,814,750,000	JPMorgan Chase Bank, N.A.	3/4/19	—	(1,101,944)
USD	29,105,702	ILS	109,110,000	Goldman Sachs International	3/4/19	—	(960,018)
USD	1,900,311	NZD	2,766,000	Australia and New Zealand Banking Group Limited	3/4/19	—	(12,793)
BRL	42,509,000	USD	11,424,540	Standard Chartered Bank	3/6/19	212,038	—
BRL	19,705,299	USD	5,286,749	UBS AG	3/6/19	107,456	—
EUR	323,442	USD	369,765	Standard Chartered Bank	3/7/19	1,419	—
EUR	50,406	USD	58,053	Standard Chartered Bank	3/7/19	—	(206)
EUR	303,169	USD	357,057	Standard Chartered Bank	3/7/19	—	(9,138)
USD	3,896,658	EUR	3,258,797	Standard Chartered Bank	3/7/19	156,838	—
USD	1,076,162	EUR	900,000	Standard Chartered Bank	3/7/19	43,315	—
AUD	4,119,000	USD	2,973,300	Australia and New Zealand Banking Group Limited	3/11/19	22,357	—
THB	780,000,000	USD	23,842,274	Deutsche Bank AG	3/11/19	1,144,809	—
THB	53,972,000	USD	1,647,698	JPMorgan Chase Bank, N.A.	3/11/19	81,280	—
THB	273,309,658	USD	8,342,276	Standard Chartered Bank	3/11/19	413,122	—
THB	382,643,000	USD	11,705,917	UBS AG	3/11/19	551,945	—
USD	2,973,154	NZD	4,320,000	Australia and New Zealand Banking Group Limited	3/11/19	—	(15,175)
USD	16,155,154	THB	528,515,857	Deutsche Bank AG	3/11/19	—	(775,704)
USD	1,647,698	THB	53,972,000	JPMorgan Chase Bank, N.A.	3/11/19	—	(81,280)
USD	8,342,276	THB	273,309,658	Standard Chartered Bank	3/11/19	—	(413,122)
AUD	7,358,000	USD	5,311,954	Standard Chartered Bank	3/12/19	39,427	—
USD	5,479,371	NZD	7,948,000	Standard Chartered Bank	3/12/19	—	(18,705)
USD	4,498,264	PEN	15,148,803	Standard Chartered Bank	3/14/19	—	(48,702)
AUD	3,677,919	USD	2,652,232	Australia and New Zealand Banking Group Limited	3/15/19	22,779	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,736,547	NZD	3,973,000	Australia and New Zealand Banking Group Limited	3/15/19	$—	$(11,957)
USD	5,327,243	NZD	7,737,530	Deutsche Bank AG	3/18/19	—	(25,853)
USD	1,150,118	NZD	1,678,000	The Toronto-Dominion Bank	3/20/19	—	(10,826)
USD	15,590,336	NZD	22,746,000	The Toronto-Dominion Bank	3/20/19	—	(146,750)
USD	16,303,560	EUR	14,023,000	JPMorgan Chase Bank, N.A.	3/21/19	190,478	—
USD	16,341,428	EUR	14,257,607	Standard Chartered Bank	3/28/19	—	(51,508)
USD	917,125	NZD	1,337,658	BNP Paribas	3/29/19	—	(8,509)
USD	12,434,636	NZD	18,136,339	BNP Paribas	3/29/19	—	(115,360)
USD	1,115,154	EUR	969,050	Standard Chartered Bank	4/4/19	272	—
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(297,501)
AUD	1,475,000	USD	1,053,688	Australia and New Zealand Banking Group Limited	4/9/19	19,460	—
USD	1,090,922	NZD	1,611,621	Australia and New Zealand Banking Group Limited	4/9/19	—	(24,509)
NOK	154,000,000	EUR	15,713,789	State Street Bank and Trust Company	4/11/19	224,368	—
USD	5,568,061	KRW	6,223,700,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(38,197)
USD	8,061,135	KRW	9,005,900,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(51,306)
SEK	42,162,000	EUR	4,109,619	The Toronto-Dominion Bank	4/16/19	—	(46,572)
USD	1,388,700	EUR	1,209,781	Goldman Sachs International	4/16/19	—	(4,549)
SEK	171,000,000	EUR	16,674,146	Standard Chartered Bank	4/18/19	—	(196,547)
JPY	1,460,000,000	USD	13,436,002	State Street Bank and Trust Company	4/22/19	53,259	—
NOK	284,333,840	EUR	29,059,173	State Street Bank and Trust Company	4/23/19	342,876	—
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(293,083)
USD	27,560,447	PEN	92,583,810	Standard Chartered Bank	4/29/19	—	(186,385)
AUD	26,683,272	USD	19,145,381	Citibank, N.A.	4/30/19	273,687	—
TWD	143,000,000	USD	4,920,853	Citibank, N.A.	4/30/19	—	(238,219)
TWD	142,787,000	USD	4,914,369	Deutsche Bank AG	4/30/19	—	(238,710)
USD	33,219,765	EUR	28,846,117	Citibank, N.A.	4/30/19	—	(40,245)
USD	8,860,667	KRW	9,936,795,000	Goldman Sachs International	4/30/19	—	(94,906)
USD	14,993,859	KRW	16,833,605,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(177,490)
USD	4,374,857	NZD	6,392,392	Citibank, N.A.	4/30/19	—	(50,984)
USD	14,753,580	NZD	21,557,427	Citibank, N.A.	4/30/19	—	(171,936)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	234,133	—
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	280,093	—
USD	341,076	NZD	499,000	Citibank, N.A.	5/1/19	—	(4,417)
USD	8,979,402	NZD	13,137,000	Citibank, N.A.	5/1/19	—	(116,292)
AUD	2,760,000	USD	2,010,494	Citibank, N.A.	5/6/19	—	(1,711)
CNH	81,215,000	USD	11,646,232	Morgan Stanley & Co. International PLC	5/6/19	464,113	—
CNH	77,740,000	USD	11,311,256	Morgan Stanley & Co. International PLC	5/6/19	280,915	—
CNH	5,380,000	USD	784,726	Morgan Stanley & Co. International PLC	5/6/19	17,511	—
CNH	112,345,000	USD	16,120,215	Standard Chartered Bank	5/6/19	632,069	—
USD	23,588,643	CNH	164,335,000	Morgan Stanley & Co. International PLC	5/6/19	—	(916,110)
USD	16,185,801	CNH	112,345,000	Standard Chartered Bank	5/6/19	—	(566,482)
USD	2,874,516	NZD	4,145,000	Citibank, N.A.	5/6/19	4,393	—
USD	108,878	NZD	157,000	Citibank, N.A.	5/6/19	166	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,902,696	EUR	2,527,248	JPMorgan Chase Bank, N.A.	5/16/19	$—	$(15,202)
CNH	9,871,000	USD	1,440,013	Citibank, N.A.	6/28/19	31,578	—
CNH	63,705,000	USD	9,290,642	Deutsche Bank AG	6/28/19	206,644	—
CNH	19,461,775	USD	2,836,993	Goldman Sachs International	6/28/19	64,412	—
CNH	142,076,000	USD	20,682,146	Standard Chartered Bank	6/28/19	498,866	—
CNH	78,000,000	USD	11,304,676	Standard Chartered Bank	6/28/19	323,741	—
CNH	83,565,225	USD	12,193,785	Standard Chartered Bank	6/28/19	264,308	—
USD	1,425,271	CNH	9,871,000	Citibank, N.A.	6/28/19	—	(46,320)
USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	68,250	—
USD	2,405,328	CNH	16,705,000	Deutsche Bank AG	6/28/19	—	(85,092)
USD	2,808,621	CNH	19,461,775	Goldman Sachs International	6/28/19	—	(92,785)
USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	98,430	—
USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	66,237	—
USD	9,102,012	CNH	63,236,225	Standard Chartered Bank	6/28/19	—	(325,388)
USD	18,010,399	CNH	124,905,000	Standard Chartered Bank	6/28/19	—	(610,721)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(471,118)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(297,505)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(52,287)
CNH	83,000,000	USD	12,023,235	Deutsche Bank AG	7/18/19	349,579	—
CNH	115,790,000	USD	16,773,866	Goldman Sachs International	7/18/19	486,955	—
CNH	85,000,000	USD	12,311,703	JPMorgan Chase Bank, N.A.	7/18/19	359,251	—
CNH	83,000,000	USD	12,028,173	Standard Chartered Bank	7/18/19	344,641	—
USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	—	(116,465)
USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	—	(38,276)
USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	—	(104,145)
USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(100,709)
USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	—	(97,069)
JPY	2,603,776,500	USD	24,294,059	Standard Chartered Bank	7/22/19	—	(58,100)
USD	111,578,478	JPY	11,958,702,285	Standard Chartered Bank	7/22/19	266,844	—
USD	162	EUR	140	Standard Chartered Bank	8/1/19	—	(1)
CNH	165,000,000	USD	24,053,390	Barclays Bank PLC	8/27/19	537,944	—
USD	23,780,356	CNH	165,000,000	Barclays Bank PLC	8/27/19	—	(810,978)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(210,969)

						$14,104,130	$(15,679,456)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/ Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(486,885)

				$(486,885)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	79	Long	3/15/19	$10,682,775	$591,710
Interest Rate Futures
CME 90-Day Eurodollar	1,892	Long	2/18/19	460,382,725	548,100
CME 90-Day Eurodollar	1,892	Short	3/16/20	(461,056,750)	(1,742,300)
CME 90-Day Eurodollar	4,723	Short	6/15/20	(1,151,585,475)	(1,986,312)
CME 90-Day Eurodollar	1,780	Long	12/14/20	434,164,250	2,536,500
CME 90-Day Eurodollar	1,780	Short	12/19/22	(433,741,500)	(2,091,500)
Euro-Buxl	180	Short	3/7/19	(38,292,349)	(1,273,253)
Japan 10-Year Bond	101	Short	3/13/19	(141,580,812)	(662,979)

					$(4,080,034)

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(100,940)
EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(116,782)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(129,239)
EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(153,865)
EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	(412,001)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(754,699)
EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	143,760
EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	149,308
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	175,171

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	$254,356
EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	663,397
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	1,258,676
EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	242,413
EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	223,490
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	206,761
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(62,115)
USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	69,317
USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	88,855
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	45,572
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	37,097
USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	35,433
USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(4,590)
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	30,775
USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(557,823)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	481,589

							$1,813,916

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	92,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.68% (pays semi-annually)	11/21/23	$1,602,059	$—	$1,602,059
CZK	578,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.29% (pays annually)	8/24/28	(1,306,864)	—	(1,306,864)
HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(49,299)	—	(49,299)
HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(32,765)	—	(32,765)
HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	10,010	—	10,010
HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(2,644)	—	(2,644)
HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(3,355)	—	(3,355)
HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(32,717)	—	(32,717)
HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(60,723)	—	(60,723)
HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(21,987)	—	(21,987)
HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(9,957)	—	(9,957)
HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(15,663)	—	(15,663)
HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(17,689)	—	(17,689)
HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(75,483)	—	(75,483)
HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(14,867)	—	(14,867)
HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(12,378)	—	(12,378)
HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(38,546)	—	(38,546)
JPY	412,230	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	32,154	—	32,154
JPY	1,401,960	Receives	6-month JPY-LIBOR (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	(450,273)	—	(450,273)
JPY	1,363,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(660,072)	—	(660,072)
JPY	1,013,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(717,161)	—	(717,161)
JPY	456,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(330,780)	—	(330,780)
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	855,069	—	855,069
MXN	10,211	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.36% (pays monthly)	12/3/38	(24,945)	—	(24,945)
NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(3,650,026)	—	(3,650,026)
PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	102,848	—	102,848
PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	22,334	—	22,334

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	$14,178	$—	$14,178
PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	63,932	—	63,932
PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	48,026	—	48,026
PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	65,319	—	65,319
PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	45,212	—	45,212
PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	52,878	—	52,878
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	21,971	—	21,971
PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	36,204	—	36,204
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	29,286	—	29,286
PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	139,433	—	139,433
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	27,491	—	27,491
PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	24,182	—	24,182
PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	70,260	—	70,260
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	286,718	—	286,718
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	288,356	—	288,356
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	306,953	—	306,953
SGD	37,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	602,991	—	602,991
SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	153,317	—	153,317
SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	159,207	—	159,207
SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	238,811	—	238,811
SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	68,020	—	68,020
SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	80,573	—	80,573
USD	4,000	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	2/24/19	(6,115)	—	(6,115)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.77% (pays semi-annually)	3/28/19	(1,746)	—	(1,746)
USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/8/21	(17,395)	—	(17,395)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	4/30/22	$1,461,836	$—	$1,461,836
USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	1/8/29	15,747	—	15,747
USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	4/30/30	(926,868)	—	(926,868)
USD	100,000	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	9/21/45	(191,811)	—	(191,811)
USD	100,000	Pays	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(125,071)	—	(125,071)
USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,312,542	—	2,312,542
USD	55,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,826,440	—	2,826,440
USD	45,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,389,028)	—	(2,389,028)
USD	55,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,919,924)	—	(2,919,924)
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	624,820	(107,384)	517,436
USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	(54,032)	121,225	67,193
USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(78,888)	—	(78,888)
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	195,556	—	195,556
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	75,593	—	75,593

Total						$(1,278,746)	$13,841	$(1,264,905)

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$307,322
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	60,749
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	373,511

							$741,582

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation
Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$31,246
Bank of America, N.A.	THB	1,900,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	11/16/23	784,360

Total							$815,606

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Payments	Unrealized (Depreciation)
Malaysia	$155,000	1.00% (pays quarterly)(1)	12/20/23	$(1,613,154)	$(682,948)	$(2,296,102)

				$(1,613,154)	$(682,948)	$(2,296,102)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation
Citibank, N.A.	$3,700	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	$14,104
Citibank, N.A.	45,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	1,407,056
Goldman Sachs International	20,400	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	223,016
Goldman Sachs International	53,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	1,818,055

					$3,462,231

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$191,935
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	164,755
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	88,432
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	124,509
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	190,886
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	190,021
Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 455,470,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	53,081
Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 480,312,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	29,962

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 347,490,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	$(6,998)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(5,499)

				$1,021,084

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

CMS	-	Constant Maturity Swap

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2019 were $2,562,217 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, options contracts, total return swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)	$—	$(1,613,154)

Total		$—	$(1,613,154)

Equity Price	Financial futures contracts	$591,710	$—
Equity Price	Purchased options	1,011,957	—
Equity Price	Written options	—	(49,200)

Total		$1,603,667	$(49,200)

Foreign Exchange	Purchased currency options	$1,862,619	$—
Foreign Exchange	Forward foreign currency exchange contracts	14,104,130	(15,679,456)

Total		$15,966,749	$(15,679,456)

Interest Rate	Cross-currency swaps	$1,033,581	$(12,497)
Interest Rate	Financial futures contracts	3,084,600	(7,756,344)
Interest Rate	Forward volatility agreements	—	(486,885)
Interest Rate	Inflation swaps	741,582	—
Interest Rate	Inflation swaps (centrally cleared)	4,105,970	(2,292,054)
Interest Rate	Interest rate swaps	815,606	—
Interest Rate	Interest rate swaps (centrally cleared)	12,960,326	(14,239,072)
Interest Rate	Purchased interest rate swaptions	17,671,398	—
Interest Rate	Purchased options	1,522,278
Interest Rate	Total return swaps	3,462,231	—

Total		$45,397,572	$(24,786,852)

Restricted Securities

At January 31, 2019, the Portfolio owned the following securities (representing 2.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$154,547
Altair VI Reinsurance	12/29/17	1,000	4,682,901	3,637,339
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,312,000
Mt. Logan Re, Ltd.	1/2/18	10,000	8,188,745	8,668,090
Mt. Logan Re, Ltd.	1/22/19	2,000	1,811,255	1,906,856
Sussex Capital, Ltd.	12/17/18	6,000	6,000,000	6,000,000
Versutus Re, Ltd.	12/17/18	4,000	4,000,000	4,000,000

Total Restricted Securities			$32,614,746	$30,678,832

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Collateralized Mortgage Obligations	$—	$372,821,548		$—	$372,821,548
Mortgage Pass-Throughs	—	7,373,833		—	7,373,833
Commercial Mortgage-Backed Securities	—	36,226,705		—	36,226,705
Asset-Backed Securities	—	222,910,934		—	222,910,934
Small Business Administration Loans (Interest Only)	—	72,843,790		—	72,843,790
Senior Floating-Rate Loans	—	19,274,169		2,693,217	21,967,386
Sovereign Loans	—	1,823,884		—	1,823,884
Foreign Government Bonds	—	397,740,615		—	397,740,615
Foreign Corporate Bonds	—	45,011,810		—	45,011,810
Common Stocks	—	4,446,998	*	—	4,446,998
Closed-End Funds	53,618,406	—		—	53,618,406
Other	—	—		41,847,344	41,847,344

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
Foreign Government Securities	$—	$34,674,876	$—	$34,674,876
U.S. Treasury Obligations	—	10,491,128	—	10,491,128
Other	—	15,801,529	—	15,801,529
Purchased Currency Options	—	1,862,619	—	1,862,619
Purchased Interest Rate Swaptions	—	17,671,398	—	17,671,398
Purchased Call Options	57,400	2,476,835	—	2,534,235
Total Investments	$53,675,806	$1,263,452,671	$44,540,561	$1,361,669,038
Forward Foreign Currency Exchange Contracts	$—	$14,104,130	$—	$14,104,130
Futures Contracts	3,676,310	—	—	3,676,310
Swap Contracts	—	23,119,296	—	23,119,296
Total	$57,352,116	$1,300,676,097	$44,540,561	$1,402,568,774

Liability Description
Written Put Options	$(49,200)	$—	$—	$(49,200)
Forward Foreign Currency Exchange Contracts	—	(15,679,456)	—	(15,679,456)
Forward Volatility Agreements	—	(486,885)	—	(486,885)
Futures Contracts	(7,756,344)	—	—	(7,756,344)
Swap Contracts	—	(18,156,777)	—	(18,156,777)
Total	$(7,805,544)	$(34,323,118)	$—	$(42,128,662)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Other	Total
Balance as of October 31, 2018	$—	$34,487,429	$34,487,429
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(73,827)	(924,662)	(998,489)
Cost of purchases	1,087,465	21,811,255	22,898,720
Proceeds from sales	—	(13,526,678)	(13,526,678)
Accrued discount (premium)	186,578	—	186,578
Transfers to Level 3(1)	1,493,001	—	1,493,001
Transfers from Level 3(1)	—	—	—

Balance as of January 31, 2019	$2,693,217	$41,847,344	$44,540,561

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2019	$(73,827)	$(1,471,017)	$(1,544,844)

(1)

Transfers are reflected at the value of the securities at the beginning of the period. An investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019